Digital Assets - Schedule of Reconciliation of the Company’s RAIN Digital Asset Holdings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of the Company’s RAIN Digital Asset Holdings [Abstract]
Balance at beginning of period
USDT received in connection with share issuances	202,500
Sales of USDT	(202,500)
Purchase of RAIN digital assets	222,000
Unrealized gains upon purchase of RAIN digital assets recognized in earnings	54,195
Partial exercise of RAIN Option	20,462
Commissions to custodian and to asset manager
Unrealized gains recognized in earnings	310,124
Balance at end of period (fair value)	$ 606,781